VESSELS AND EQUIPMENT - Schedule of Movements in Vessels and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning of the year	$ 4,633,169
Property, plant and equipment at the end of the year	5,246,697	$ 4,633,169
Vessels and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning of the year	4,573,881
Property, plant and equipment at the end of the year	5,183,255	4,573,881
Dry dock component
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning of the year	59,288
Property, plant and equipment at the end of the year	63,442	59,288
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning of the year	5,612,454	4,517,155	$ 4,196,967
Additions	1,268,349	1,139,257	34,333
Transfers from newbuildings		193,878	386,241
Disposals	(815,068)	(237,836)	(100,386)
Property, plant and equipment at the end of the year	6,065,735	5,612,454	4,517,155
Cost | Vessels and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning of the year	5,464,799	4,390,718	4,089,351
Additions	1,235,070	1,113,143	16,483
Transfers from newbuildings		191,132	380,859
Disposals	(788,737)	(230,194)	(95,975)
Property, plant and equipment at the end of the year	5,911,132	5,464,799	4,390,718
Cost | Dry dock component
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning of the year	147,655	126,437	107,616
Additions	33,279	26,114	17,850
Transfers from newbuildings		2,746	5,382
Disposals	(26,331)	(7,642)	(4,411)
Property, plant and equipment at the end of the year	154,603	147,655	126,437
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning of the year	(979,285)	(866,503)	(729,667)
Charge for the period	(338,229)	(230,070)	(161,947)
Disposals	498,476	117,288	25,111
Property, plant and equipment at the end of the year	(819,038)	(979,285)	(866,503)
Accumulated depreciation | Vessels and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning of the year	(890,918)	(790,346)	(666,860)
Charge for the period	(315,483)	(212,088)	(145,623)
Disposals	478,524	111,516	22,137
Property, plant and equipment at the end of the year	(727,877)	(890,918)	(790,346)
Accumulated depreciation | Dry dock component
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning of the year	(88,367)	(76,157)	(62,807)
Charge for the period	(22,746)	(17,982)	(16,324)
Disposals	19,952	5,772	2,974
Property, plant and equipment at the end of the year	$ (91,161)	$ (88,367)	$ (76,157)